DIVIDENDS (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of dividend [abstract]
Schedule of Dividend Payments
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.14.24	65,000,000	76,221,163
05.23.24	140,261,066	164,474,793
06.28.24	146,118,828	163,844,528
07.24.24	152,806,783	164,704,664
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.09.23	35,000,000	154,486,921
06.12.23	12,500,000	52,075,004
07.10.23	12,500,000	48,968,054
08.08.23	12,500,000	43,549,752
09.11.23	12,500,000	38,625,143